Long-term debt: Additional information (Details) $ in Thousands	May 26, 2017	May 25, 2017	May 22, 2013 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Jun. 24, 2015 USD ($)	Jun. 24, 2015 MXN ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 MXN ($)
Aerostar
Long-term debt:
Proportion of ownership interest in joint venture		50.00%
Notional amount										$ 350,000	$ 4,471,000,000
Borrowings, interest rate								6.75%	6.75%
Aerostar
Long-term debt:
Proportion of interest in subsidiary	60.00%
Senior secured notes due on March 22, 2035
Long-term debt:
Notional amount				$ 400,000	$ 7,333,536,000	$ 400,000	$ 6,843,134,000	$ 50,000
Borrowings, interest rate			5.75%
Debt Instrument, Quoted Yield			2.39%
Spread Credit			336
Senior secured notes due on March 22, 2035 | Aerostar
Long-term debt:
Notional amount									$ 737,000,000